Provisions for other liabilities - Narrative (Details) - Tax, labor, civil, administrative and other proceedings - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 98.9	$ 83.8
Provision for taxes other than income tax | Brazil
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 95.9	$ 64.0